AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
REITs - 99.5%
Apartments - 17.9%
American Campus Communities, Inc.	92,831	$4,497,662
AvalonBay Communities, Inc.	28,020	6,210,353
Equity Residential	75,880	6,140,209
Essex Property Trust, Inc.	9,906	3,167,344
Independence Realty Trust, Inc.	44,791	911,497
Invitation Homes, Inc.	258,793	9,919,536
Mid-America Apartment Communities, Inc.	11,460	2,140,155
UDR, Inc.	104,570	5,540,119

Total Apartments		38,526,875
Diversified - 33.7%
American Tower Corp.	73,930	19,621,761
Broadstone Net Lease, Inc.	29,062	721,028
Crown Castle International Corp.	61,690	10,692,111
Digital Realty Trust, Inc.	18,280	2,640,546
Duke Realty Corp.	98,574	4,718,737
EPR Properties	15,800	780,204
Equinix, Inc.	18,200	14,380,366
Gaming and Leisure Properties, Inc.	20,395	944,697
Outfront Media, Inc.	56,900	1,433,880
SBA Communications Corp., Class A	20,200	6,677,514
SL Green Realty Corp.	20,520	1,453,637
VICI Properties, Inc.	110,125	3,128,651
Weyerhaeuser Co.	150,290	5,345,815

Total Diversified		72,538,947
Health Care - 9.6%
Diversified Healthcare Trust	128,300	434,937
Healthpeak Properties, Inc.	72,030	2,411,564
Medical Properties Trust, Inc.	185,800	3,729,006
Omega Healthcare Investors, Inc.	19,158	573,974
Sabra Health Care, Inc.	123,800	1,822,336
Ventas, Inc.	101,453	5,601,220
Welltower, Inc.	73,030	6,017,672

Total Health Care		20,590,709
Hotels - 4.5%
Apple Hospitality, Inc.	26,454	416,121
Host Hotels & Resorts, Inc.*	178,000	2,906,740
MGM Growth Properties LLC, Class A	73,450	2,813,135
Park Hotels & Resorts, Inc.*	91,390	1,749,205
Xenia Hotels & Resorts, Inc.*	97,821	1,735,345

Total Hotels		9,620,546
	Shares	Value
Manufactured Homes - 2.9%
Sun Communities, Inc.	33,945	$6,283,219
Office Property - 4.7%
Brandywine Realty Trust	71,856	964,308
Cousins Properties, Inc.	61,090	2,278,046
Empire State Realty Trust, Inc., Class A	77,250	774,818
Hudson Pacific Properties, Inc.	47,850	1,257,019
JBG SMITH Properties	73,860	2,186,995
Kilroy Realty Corp.	41,130	2,723,217

Total Office Property		10,184,403
Regional Malls - 2.0%
Simon Property Group, Inc.	33,840	4,398,185
Shopping Centers - 5.5%
Acadia Realty Trust	126,210	2,575,946
Brixmor Property Group, Inc.	195,330	4,318,746
Phillips Edison & Co., Inc.	52,160	1,601,834
Retail Properties of America, Inc., Class A	152,016	1,957,966
RPT Realty	112,424	1,434,530

Total Shopping Centers		11,889,022
Single Tenant - 3.5%
Agree Realty Corp.	74,870	4,958,640
Four Corners Property Trust, Inc.	36,100	969,646
NETSTREIT Corp.	68,460	1,619,079

Total Single Tenant		7,547,365
Storage - 5.8%
Extra Space Storage, Inc.	17,360	2,916,307
Life Storage, Inc.	52,276	5,998,148
Public Storage	12,410	3,687,011

Total Storage		12,601,466
Warehouse/Industrials - 9.4%
Americold Realty Trust	74,372	2,160,507
First Industrial Realty Trust, Inc.	30,149	1,570,160
Prologis, Inc.	102,630	12,872,881
Rexford Industrial Realty, Inc.	65,930	3,741,527

Total Warehouse/Industrials		20,345,075

Total REITs (Cost $179,979,064)		214,525,812

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	557,949	$557,949
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[1]	557,949	557,949
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	574,857	574,857

Total Short-Term Investments (Cost $1,690,755)		1,690,755
Value

Total Investments - 100.3% (Cost $181,669,819)	$216,216,567
Other Assets, less Liabilities - (0.3)%	(661,591)
Net Assets - 100.0%	$215,554,976

*	Non-income producing security.
[1]	Yield shown represents the September 30, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REITs	Real Estate Investment Trusts
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
REITs†	$214,525,812	—	—	$214,525,812
Short-Term Investments
Other Investment Companies	1,690,755	—	—	1,690,755
Total Investments in Securities	$216,216,567	—	—	$216,216,567

†	All REITs held in the Fund are Level 1 securities. For a detailed breakout of REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.